INCOME TAX - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Capitalized R&D Expenses	$ 5,610,221	$ 5,199,721
Other Deferred Items	44,193	145,935
Stock Compensation	455,192	484,205
Net Operating Loss - US	6,161,916	3,919,323
R&D Credits	3,627,377	3,293,572
Net deferred tax assets	15,898,899	13,042,756
Valuation Allowance	(15,898,899)	(13,042,756)
Net deferred tax assets (liabilities)	$ 0	$ 0